Financial risk - Change from allowance for credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Net effect of changes in allowance for expected credit losses	$ (2,551)	$ 13,576	$ 11,849
Financial instruments that have been derecognized during the year	16,873	30,007	39,259
New instruments originated or purchased	21,752	14,967	27,840
Total	2,328	(1,464)	430
Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(20)	38	(18)
Financial instruments that have been derecognized during the year	193	86	46
New instruments originated or purchased	1,508	430	37
Total	1,295	382	(27)
FVOCI
Credit risk
Net effect of changes in allowance for expected credit losses	0	0	0
Financial instruments that have been derecognized during the year	17	0	173
New instruments originated or purchased	0	43	0
Total	(17)	43	(173)
Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(2,477)	13,459	11,714
Financial instruments that have been derecognized during the year	14,715	28,036	36,534
New instruments originated or purchased	17,343	12,828	25,695
Total	151	(1,749)	875
Loan commitments and financial guarantee contracts
Credit risk
Net effect of changes in allowance for expected credit losses	(54)	79	153
Financial instruments that have been derecognized during the year	1,948	1,885	2,506
New instruments originated or purchased	2,901	1,666	2,108
Total	899	(140)	$ (245)
Loss allowance | Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(20)	38
Financial instruments that have been derecognized during the year	193	86
New instruments originated or purchased	1,508	430
Loss allowance | FVOCI
Credit risk
Financial instruments that have been derecognized during the year	17
New instruments originated or purchased		43
Loss allowance | Stage 3 | Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Loss allowance | Stage 3 | FVOCI
Credit risk
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Loss allowance | Stage 1 | Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(20)	15
Financial instruments that have been derecognized during the year	160	76
New instruments originated or purchased	1,508	430
Loss allowance | Stage 1 | FVOCI
Credit risk
Financial instruments that have been derecognized during the year	17
New instruments originated or purchased		43
Loss allowance | Stage 2 | Stage 2 | Securities at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	0	23
Financial instruments that have been derecognized during the year	33	10
New instruments originated or purchased	0	0
Loss allowance | Stage 2 | Stage 2 | FVOCI
Credit risk
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Loss allowance | Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(2,477)	13,459
Financial instruments that have been derecognized during the year	14,715	28,036
New instruments originated or purchased	17,343	12,828
Loss allowance | Loans at amortized cost | Stage 3
Credit risk
Net effect of changes in allowance for expected credit losses	438	(118)
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Loss allowance | Loans at amortized cost | Stage 1
Credit risk
Net effect of changes in allowance for expected credit losses	(874)	134
Financial instruments that have been derecognized during the year	13,100	24,307
New instruments originated or purchased	17,343	12,828
Loss allowance | Loans at amortized cost | Stage 2 | Stage 2
Credit risk
Net effect of changes in allowance for expected credit losses	(2,041)	13,443
Financial instruments that have been derecognized during the year	1,615	3,729
New instruments originated or purchased	0	0
Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Net effect of changes in allowance for expected credit losses	(54)	79
Financial instruments that have been derecognized during the year	1,948	1,885
New instruments originated or purchased	2,901	1,666
Loss allowance | Loan commitments and financial guarantee contracts | Stage 3
Credit risk
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Loss allowance | Loan commitments and financial guarantee contracts | Stage 1
Credit risk
Net effect of changes in allowance for expected credit losses	(96)	37
Financial instruments that have been derecognized during the year	1,793	1,864
New instruments originated or purchased	2,901	1,666
Loss allowance | Loan commitments and financial guarantee contracts | Stage 2 | Stage 2
Credit risk
Net effect of changes in allowance for expected credit losses	42	42
Financial instruments that have been derecognized during the year	155	21
New instruments originated or purchased	$ 0	$ 0